Shareholder Report, Average Annual Return (Details) 197771_STF Tactical Growth - Income ETF_TF_TSR Annual {TF}	12 Months Ended	46 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
STF Tactical Growth & Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STF Tactical Growth & Income ETF NAV
Average Annual Return, Percent	19.80%	10.15%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	15.75%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	2.58%
60% S&P 500 /40% Bloomberg US Aggregate Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 /40% Bloomberg US Aggregate Blend
Average Annual Return, Percent	12.35%	10.50%
Cboe S&P 500 BuyWrite Monthly Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Monthly Index
Average Annual Return, Percent	11.35%	9.15%